Share-Based Compensation - Summary of Option Activity under ESOP (Detail) - CNY (¥)	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of options, Beginning balance	0	18,510,727	10,826,997	5,569,105
Number of options, Granted	5,569,105	8,454,422	8,353,658	5,569,105
Number of options, Exercised		(737,228)	(600,014)	0
Number of options, Forfeited		(281,151)	(69,914)	(311,213)
Number of options, Ending balance	5,569,105	25,946,770	18,510,727	10,826,997
Weighted average exercise price, Beginning balance	¥ 0	¥ 12	¥ 12	¥ 12
Weighted average exercise price, Granted	12	8	12	12
Weighted average exercise price, Exercised		11	12	0
Weighted average exercise price, Forfeited		9	12	0
Weighted average exercise price, Ending balance	12	8	12	12
Weighted average grant date fair value, Beginning balance	0	26	32	38
Weighted average grant date fair value, Granted	38	22	19	27
Weighted average grant date fair value, Exercised		30	38	0
Weighted average grant date fair value, Forfeited		22	24	34
Weighted average grant date fair value, Ending balance	¥ 38	¥ 25	¥ 26	¥ 32
Aggregate Intrinsic Value, Beginning balance	¥ 0	¥ 205,922,073	¥ 209,536,040	¥ 83,277,751
Aggregate Intrinsic Value, Granted		0
Aggregate Intrinsic Value, Ending balance	¥ 83,277,751	¥ 45,454,271	¥ 205,922,073	¥ 209,536,040
Vested or expected to vest, Number of options		24,030,153
Vested or expected to vest, Weighted average exercise price		¥ 8
Vested or expected to vest, Weighted average Grant date fair value		¥ 26
Exercisable, Number of options		4,816,748
Exercisable, Weighted average exercise price		¥ 8
Exercisable, Weighted average Grant date fair value		¥ 33